Intangible Assets, Goodwill and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Investments	$ 402	$ 94
Intangible assets	131	137
Deferred costs	83	66
Goodwill	70	70
Long-term receivables	16	25
Other long-term assets	12	13
Total intangible assets, goodwill and other	714	405
Investments
Investments accounted for under the equity method	367	60
Cost method investments	$ 35	$ 34